Significant Accounting Policies - Additional Information (Detail) - Segment	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of accounting policies [line items]
Percenatge of stockholder's equity, net of tax effects	3.00%
Percentage of total liabilities	80.00%
Minimum capital percentage	25.00%
Descriptions of income tax recognition	To determine the proper level of provisions for taxes to be maintained for uncertain tax positions, a two-phased approach was applied, according to which a tax benefit is recognized if it is more probable than not that a position can be sustained. The benefit amount is then measured to be the highest tax benefit which probability of realization is over 50%.
Number of reportable segments	3
Bottom of range [member]
Disclosure of accounting policies [line items]
Consolidated companies percentage as total consolidated assets, as well as interests in their voting capital	95.00%	95.00%